Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table presents information about our Named Executive Officers’ pay and Company performance for each of the Company’s four most recently completed fiscal years.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)(3)	Total Share- holder Return ($)	2023 Peer Group Total Share- holder Return ($) (4)	2022 Peer Group Total Share- holder Return ($) (4)	Net Income ($) (in 000’s)	Operating Income ($) (in 000’s)
2023	5,446,752	3,516,805	1,113,639	899,065	122	228	228	112,290	176,416
2022	5,460,198	2,465,428	1,094,807	701,308	115	175	175	245,580	323,076
2021	5,314,351	8,798,833	1,133,218	1,587,300	134	213	212	261,478	309,146
2020	4,810,029	6,822,876	1,102,850	1,423,523	109	131	131	169,078	227,438

(1)	Represents compensation of Mr. Leathers for all periods presented.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).

(3)	Compensation of Messrs. Schelble, Johnson, and Steele are included in the average compensation calculations for all periods presented. Messrs. Wikoff and Meisgeier are included in the average compensation calculations for 2023 and Mr. Nordlund is included in the average compensation calculations for 2022, 2021, and 2020.
(4)
In 2023, we selected a new Peer Group in order to more closely align with our benchmarking Peer Group. Our peer group includes companies similar to us in the transportation industry and has the following companies: ArcBest; Covenant Logistics Group; Daseke; Forward Air; Heartland Express; Hub Group; JB Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; Old Dominion Freight Line; Saia; and Schneider National. We added Daseke to our 2023 peer group and removed US Xpress Enterprises, Inc. (acquired by Knight-Swift Transportation in 2023) and Yellow Corporation (ceased operations in 2023) from our 2023 and 2022 peer groups.

Named Executive Officers, Footnote
Represents compensation of Mr. Leathers for all periods presented.
	Compensation of Messrs. Schelble, Johnson, and Steele are included in the average compensation calculations for all periods presented. Messrs. Wikoff and Meisgeier are included in the average compensation calculations for 2023 and Mr. Nordlund is included in the average compensation calculations for 2022, 2021, and 2020.
Peer Group Issuers, Footnote	In 2023, we selected a new Peer Group in order to more closely align with our benchmarking Peer Group. Our peer group includes companies similar to us in the transportation industry and has the following companies: ArcBest; Covenant Logistics Group; Daseke; Forward Air; Heartland Express; Hub Group; JB Hunt; Knight-Swift Transportation; Landstar System; Marten Transport; Old Dominion Freight Line; Saia; and Schneider National. We added Daseke to our 2023 peer group and removed US Xpress Enterprises, Inc. (acquired by Knight-Swift Transportation in 2023) and Yellow Corporation (ceased operations in 2023) from our 2023 and 2022 peer groups.
PEO Total Compensation Amount	$ 5,446,752	$ 5,460,198	$ 5,314,351	$ 4,810,029
PEO Actually Paid Compensation Amount	$ 3,516,805	2,465,428	8,798,833	6,822,876
Adjustment To PEO Compensation, Footnote
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last four years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Subtract Fair Value of Prior Year Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Compensation Actually Paid ($)
CEO
2023	5,446,752	(3,600,000)	2,433,079	(1,562,871)	799,845	—	3,516,805
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	—	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	—	8,798,833
2020	4,810,029	(2,800,000)	4,252,764	302,174	257,909	—	6,822,876
Non-CEO NEOs (Average)
2023	1,113,639	(430,000)	343,301	(124,568)	84,891	(88,198)	899,065
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	—	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	—	1,587,300
2020	1,102,850	(412,500)	626,539	49,962	56,672	—	1,423,523

Non-PEO NEO Average Total Compensation Amount	$ 1,113,639	1,094,807	1,133,218	1,102,850
Non-PEO NEO Average Compensation Actually Paid Amount	$ 899,065	701,308	1,587,300	1,423,523
Adjustment to Non-PEO NEO Compensation Footnote
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid.” The Reconciliation of Compensation Actually Paid Adjustments table below details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-CEO NEOs).
The following table reconciles total compensation reported in the Summary Compensation Table to “compensation actually paid” for the CEO and non-CEO NEOs (averaged) over the last four years.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS
Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year End Fair Value of Unvested Equity Awards Granted in Year ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add/ (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Subtract Fair Value of Prior Year Equity Awards that Failed to Meet Vesting Conditions in Year ($)	Compensation Actually Paid ($)
CEO
2023	5,446,752	(3,600,000)	2,433,079	(1,562,871)	799,845	—	3,516,805
2022	5,460,198	(3,200,000)	2,507,777	(2,102,923)	(199,624)	—	2,465,428
2021	5,314,351	(2,800,000)	4,741,960	1,288,523	253,999	—	8,798,833
2020	4,810,029	(2,800,000)	4,252,764	302,174	257,909	—	6,822,876
Non-CEO NEOs (Average)
2023	1,113,639	(430,000)	343,301	(124,568)	84,891	(88,198)	899,065
2022	1,094,807	(350,000)	274,289	(287,911)	(29,877)	—	701,308
2021	1,133,218	(312,500)	529,187	195,957	41,438	—	1,587,300
2020	1,102,850	(412,500)	626,539	49,962	56,672	—	1,423,523

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationships between each of the financial performance measures included in the Pay Versus Performance Table above and the compensation actually paid to the CEO and, on average, to non-CEO NEOs over the Company’s four most recently completed fiscal years.

Total Shareholder Return Amount	$ 122	115	134	109
Peer Group Total Shareholder Return Amount	228	175	213	131
Net Income (Loss)	$ 112,290,000	$ 245,580,000	$ 261,478,000	$ 169,078,000
Company Selected Measure Amount	176,416,000	323,076,000	309,146,000	227,438,000
PEO Name	Mr. Leathers
Peer Group Total Shareholder Return Amount, Other Peer Group	$ 228	$ 175	$ 212	$ 131
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenues, less fuel surcharge revenues
Measure:: 2
Pay vs Performance Disclosure
Name	•Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted earnings per share
PEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,600,000)	(3,200,000)	(2,800,000)	(2,800,000)
PEO | Equity Awards Granted in Current Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,433,079	2,507,777	4,741,960	4,252,764
PEO | Equity Awards Adjustment, Unvested, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,562,871)	(2,102,923)	1,288,523	302,174
PEO | Equity Awards Adjustment, Vested, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	799,845	(199,624)	253,999	257,909
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(430,000)	(350,000)	(312,500)	(412,500)
Non-PEO NEO | Equity Awards Granted in Current Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	343,301	274,289	529,187	626,539
Non-PEO NEO | Equity Awards Adjustment, Unvested, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,568)	(287,911)	195,957	49,962
Non-PEO NEO | Equity Awards Adjustment, Vested, Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,891	(29,877)	41,438	56,672
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (88,198)	$ 0	$ 0	$ 0